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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3616
Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Funds Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Reports to Shareholders.

SEMI-ANNUAL REPORT (unaudited)

June 30, 2012

Madison Mosaic
Income Trust
Government Fund
Core Bond Fund
Institutional Bond Fund
Investment Grade Corporate Bond Fund

Madison Mosaic(R) Funds
(Mosaic Funds logo)
www.mosaicfunds.com

Madison Mosaic Income Trust | June 30, 2012

CONTENTS

Review of Period
Economic Overview	2
Outlook	2
Government Fund	3
Core Bond Fund	4
Institutional Bond Fund	5
Investment Grade Corporate Bond Fund	6
Portfolio of Investments
Government Fund	7
Core Bond Fund	8
Institutional Bond Fund	10
Investment Grade Corporate Bond Fund	11
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	19
Other Information	25

Madison Mosaic Income Trust | June 30, 2012

Review of Period

ECONOMIC OVERVIEW

Investors continued to favor bond investments over the stocks during the six-month period ended June 30, 2012. With interest rates dipping from already low levels, their attraction suggested risk avoidance and a flight to quality, with the investment environment best summed up in one word: uncertain. The period opened with general optimism as reflected in a strong rally in the stock market while the yield on the 10-year Treasury rose to a period high of 2.38% on March 19. This trend soon faced a reversal as new problems bubbled up in Europe, the U.S. economy showed signs of disappointing and China continued to report slowing growth. The resulting flight to quality took the 10-year Treasury yield to a record low of 1.45% on June 1. While the yield bounced quickly off this low, the period-ending yield of 1.65% was still at the bottom of historic ranges.

In addition to the ups and downs of the European sovereign debt crisis, shifting prospects for the U.S. economy were central to the market’s gyrations. Dampening more optimistic projections, first quarter U.S. gross domestic product (GDP) was reported to be a modest 1.9%. The economic outlook was also discouraging, as seen in the leading employment indicators, which suggested continued stress on the jobs market. Surveys showed businesses have been unwilling to increase hiring given global growth and tax code uncertainties. Furthermore, the Federal Reserve lowered its growth estimates for future GDP in response to inconsistent readings on various leading indicators including the Institute of Supply Management manufacturing survey, durable goods orders, retail sales and regional Federal Reserve district surveys. In addition the Federal Reserve committed to its recent pattern of stimulus known as Operation Twist, while speculation continued over whether it would feel compelled to launch another round of Quantitative Easing (QE3).

The approaching 2013 U.S. "fiscal cliff" may be noteworthy for U.S. investors. In short, if Congress takes no action, daunting tax increases and spending cuts will automatically kick in. The U.S. fiscal deficit would be abruptly reduced by as much as 4% of U.S. GDP for 2013. While deficit reduction appears to be a positive outcome, it comes at a rather severe price. The flip side of deficit reduction would be a commensurate 4% decline in the U.S. GDP at a time when growth is tenuous. This sudden, and widely feared, shock to the system has led to the term "fiscal cliff." Our view, however, is that a much tamer deficit reduction plan is likely to be reached via political compromise by early 2013.

OUTLOOK

Given the headwinds facing global financial markets, we believe it remains imperative to carefully manage asset allocation and security risk. We believe volatility will likely be a factor until there is clarity both here and abroad. Further Federal Reserve easing may occur if the unemployment rate drifts higher, growth estimates continue to fade or European contagion threatens our financial system. The uncertainty which drove interest rates to record lows during this period appears likely to remain with us for some time.

Madison Mosaic Income Trust | June 30, 2012

MADISON MOSAIC GOVERNMENT FUND

FUND-AT-A-GLANCE
Objective: Madison Mosaic Government Fund provides investors with monthly dividends by investing in bonds and other securities issued or guaranteed by the U.S. Government.
Net Assets: $5.3 million
Date of Inception: July 21, 1983
Ticker: MADTX

INVESTMENT STRATEGY HIGHLIGHTS

Madison Mosaic Government Fund invests primarily in short to intermediate term government and government agency bonds. The fund concentrates on the intermediate portion of the yield curve with a recognition that the ten-year Treasury bond has offered approximately 90% of the return of a 30-year Treasury with less risk. The fund is actively managed for duration, meaning that when we believe interest rates will fall, we lengthen duration to take advantage of the increased returns that should be available as rates drop. Likewise, when rates appear likely to rise, we shorten portfolio maturities with the goal of limiting potential declines.

PERFORMANCE DISCUSSION

Madison Mosaic Government Fund (Class Y) returned 0.83% for the semi-annual period ended June 30, 2012. This return exceeded the fund’s Morningstar Short Government peer group, which had a category return of 0.56% for the period, but trailed the Barclays Capital Intermediate Government Bond Index, which returned 1.07%. These relative returns reflect primarily the fund’s neutral duration posture which was similar to the more conservative Morningstar category, while being shorter term than the Barclays Index in a period in which long-term government bonds outperformed shorter bonds. The Barclays Index held a duration of 3.36 years at period-end, compared to the fund’s 2.75 years. Secondarily, the fund had a higher allocation to sectors that offered the fund more yield. The Madison Mosaic Government Fund favored the yield advantage in U.S. Government Agency bonds and Agency mortgaged-backed bonds over Treasury securities during the period. However, Treasuries outperformed agencies slightly as seen by the relative returns of the Barclays Intermediate U.S. Agency Index, which was up 0.97%, while the Barclays Intermediate U.S. Treasury Index advanced 1.08%. As of June 30, 2012, the fund was invested 54.2% in U.S. Government agency bonds, 29.6% in Treasuries, 13.3% in mortgage-backed bonds and 2.9% in cash and other assets. The fund held 38 positions and had a 30-day SEC yield of 0.27% (Class Y).

TOP TEN HOLDINGS AS OF 6/30/12
% of net assets
U.S. Treasury Note, 3.125%, 10/31/16	12.60%
Freddie Mac, 2.5%, 5/27/16	7.10%
Federal Home Loan Bank, 3.375%, 6/12/20	5.62%
Fannie Mae, 2.375%, 4/11/16	5.05%
Federal Home Loan Bank, 1.375%, 5/28/14	4.85%
Fannie Mae, 2.375%, 7/28/15	4.01%
Fannie Mae, 1.625%, 10/26/15	3.94%
U.S. Treasury Note, 0.5%, 11/15/13	3.81%
U.S. Treasury Note, 3.75%, 11/15/18	3.34%
Freddie Mac, 4.5%, 7/15/13	2.98%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/12
Mortgage Backed Securities	13.3%
U.S. Agency Notes	54.2%
U.S. Treasury Notes	29.6%
Cash and Other	2.9%

Madison Mosaic Income Trust | June 30, 2012

MADISON MOSAIC CORE BOND FUND

FUND-AT-A-GLANCE
Objective: Madison Mosaic Core Bond Fund provides relatively higher income by investing in a mix of higher, medium and lower-rated corporate bonds.
Net Assets: $8.7 million
Date of Inception: July 21, 1983
Ticker: MADBX

INVESTMENT STRATEGY HIGHLIGHTS

Madison Core Bond Fund invests primarily in intermediate-term corporate, government and mortgage-backed bonds. The fund is actively managed in terms of duration, asset mix and yield curve positioning. When we believe interest rates are likely to fall, we lengthen duration to take advantage of the increased returns that should be available as rates drop. Likewise, when rates appear likely to rise, we shorten portfolio maturities with the goal of limiting potential declines.

PERFORMANCE DISCUSSION

The Core Bond Fund (Class Y) rose 2.03% for the six months ended June 30, 2012. Over the same period, its Morningstar peer group in the Intermediate Term Bond category averaged 3.46%, while the Barclay’s Capital Aggregate Bond Index rose 2.37%. In a period in which long bonds outperformed short bonds, the fund had solid performance, despite holding a more conservative, shorter duration than its Barclays Index. At year-end, the Barclays Aggregate Index held a duration of 5.07 years, compared to the Core Bond Fund’s 4.31 years. In terms of peer performance, one likely disadvantage was the fund’s preference for higher-quality bonds in a period in which the Barclays U.S. Corporate High Yield Index was up 7.27%, making an even small allocation to junk bonds a significant advantage over the Core Bond Fund’s lack of exposure to bonds rated below BBB. Another headwind was management’s decision to favor industrial corporate bonds over bonds issued by financial firms. Despite the downgrade of many major banks in June, bonds issued by financial firms outperformed those from industrials. At period-end, the fund was invested 53.7% in corporate bonds, 19.1% in Treasuries, 21.7% in mortgage-backed bonds, 3.4% in government agency notes and 2.1% in cash and other assets. The credit quality of its corporate bonds was high, with 45.8% earning a Standard & Poor’s rating of AAA, 10.3% AA, 34.0% A, 9.9% BBB, with no exposure to lower-rated bonds. The fund ended the period with a 30-day SEC yield of 1.23% (Class Y).

TOP TEN HOLDINGS AS OF 6/30/12
% of net assets
U.S. Treasury Note, 3.125%, 5/15/19	6.87%
U.S. Treasury Bond, 5.375%, 2/15/31	5.87%
Freddie Mac, 5%, 2/16/17	3.42%
U.S. Treasury Note, 2.625%, 11/15/20	3.16%
Ginnie Mae 698089, 4%, 4/15/39	3.04%
U.S. Treasury Bond, 3.75%, 8/15/41	2.78%
Freddie Mac J17506, 3%, 12/1/26	2.31%
Kimberly-Clark Corp., 6.125%, 8/1/17	2.12%
Valero Energy Corp., 6.125%, 2/1/20	2.00%
ConocoPhillips, 4.6%, 1/15/15	1.89%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/12
Consumer Discretionary	2.9%
Consumer Staples	10.1%
Energy	6.3%
Financials	15.5%
Health Care	5.8%
Industrials	2.7%
Information Technology	8.3%
Materials	1.2%
Utilities	0.9%
Mortgage Backed Securities	21.7%
U.S. Government and Agency Obligations	22.5%
Cash and Other	2.1%

Madison Mosaic Income Trust | June 30, 2012

MADISON MOSAIC INSTITUTIONAL BOND FUND

FUND-AT-A-GLANCE
Objective: The Madison Mosaic Institutional Bond Fund seeks total investment return through a combination of intermediate corporate and government bonds.
Net Assets: $115.8 million
Date of Inception: May 1, 2000
Ticker: MIIBX

INVESTMENT STRATEGY HIGHLIGHTS

The Institutional Bond Fund invests primarily in short- to intermediate-term government, government agency and investment-grade corporate bonds. The fund concentrates on the intermediate portion of the yield curve in recognition that the 10-year Treasury bond has historically offered approximately 90% of the return of a 30-year Treasury with less risk. The fund is actively managed for duration, meaning that when we believe interest rates are likely to fall, we lengthen duration to take advantage of the increased returns that should be available as rates drop. Likewise, when rates appear low, we shorten portfolio maturities with the goal of limiting potential declines.

PERFORMANCE DISCUSSION

Madison Mosaic Institutional Bond Fund (Class Y) returned 1.11% for the semi-annual period ended June 30, 2012. Over the same period, its Morningstar peer group in the Intermediate Term Bond category averaged 3.46% while the Barclays Capital Intermediate Government Credit Index returned 2.10%. During these six months the market favored lower-quality, longer-dated issues. The high-quality mandate, along with a conservative maturity stance, explain why the fund trailed its peers and benchmark. This can be seen in the returns of the various Barclays Indices: with the Long U.S. Government/Credit Index up 5.04% to the Intermediate’s 2.10%. The U.S. Corporate High Yield Index was up 7.27%, showing the strength of lower quality issuance. We believe that the fund’s conservative, relatively short duration posture was a disadvantage over this period when compared to its benchmark, and was likely the major distinction against its peer group, whose durations tend to be closer to the benchmark. At period-end, the Barclays Intermediate Government Credit Index held a duration of 3.65 years, compared to the Institutional Bond Fund’s 2.91 years. As of June 30, 2012, the Institutional Bond Fund had an asset allocation of 49.5% corporates, 19.3% government agencies, 24.6% Treasuries, cash and other assets of 6.6% and a 30-day SEC yield of 0.51% (Class Y).

TOP TEN HOLDINGS AS OF 6/30/12
% of net assets
U.S. Treasury Note, 4.25%, 8/15/14	4.67%
U.S. Treasury Note, 2%, 11/30/13	4.42%
U.S. Treasury Note, 1.375%, 1/15/13	4.35%
U.S. Treasury Note, 3%, 2/28/17	3.82%
Freddie Mac, 2.875%, 2/9/15	3.67%
U.S. Treasury Note, 0.75%, 9/15/13	3.47%
Freddie Mac, 2.5%, 5/27/16	3.46%
Fannie Mae, 1.375%, 11/15/16	3.32%
Fannie Mae, 4.625%, 10/15/14	3.08%
U.S. Treasury Note, 2.625%, 11/15/20	2.14%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/12
Consumer Discretionary	1.0%
Consumer Staples	9.6%
Energy	1.9%
Financials	16.3%
Health Care	4.4%
Industrials	3.0%
Information Technology	10.2%
Materials	1.4%
Telecommunications Services	1.7%
U.S. Government & Agency Obligations	43.9%
Cash & Other	6.6%

Madison Mosaic Income Trust | June 30, 2012

INVESTMENT GRADE CORPORATE BOND FUND

FUND-AT-A-GLANCE
Objective: The Madison Mosaic Investment Grade Corporate Bond Fund provides investors with monthly income by investing in investment grade corporate securities.
Net Assets: $18.5 million
Date of Inception: July 1, 2007
Ticker: COINX

Investment Strategy Highlights

Madison Mosaic Investment Grade Corporate Bond Fund provides investors with regular, monthly income through investments in bonds issued by corporations. The fund is designed for investors who seek regular income from an actively managed bond fund that seeks the best risk/return profiles from a portfolio that emphasizes intermediate-term investment grade corporate bonds.

Performance Discussion

Madison Mosaic Investment Grade Corporate Bond Fund (Class Y) returned 2.47% for the semi-annual period ended June 30 2012. Over this same period, the fund’s Morningstar peer group, Intermediate Bond, returned 3.46%, while the Barclays Capital U.S. Credit Bond Index returned 4.55%. Given that the Barclays Index represents the full spectrum of quality issuance, it became a difficult benchmark to match for these six months. An indication of the gap in performance can be seen in the Barclays Capital U.S. Corporate High Yield Index, which was up 7.27% for the period. Another headwind was the shorter maturity of the bonds in the fund, as longer bonds outperformed shorter bonds, with the Barclays Investment Grade U.S. Credit Long Index returning 5.42% compared to the Intermediate Index’s 4.37%. At period-end, the fund’s quality exposure as rated by Standard and Poor’s was 1.1% AAA, 14.4% AA, 50.1% A and 34.4% BBB. The fund held 65 issues and had a 30-day SEC yield of 1.74% (Class Y).

TOP TEN HOLDINGS AS OF 6/30/12
% of net assets
General Electric Capital Corp., 6.75%, 3/15/32	2.86%
Comcast Corp., 6.45%, 3/15/37	2.78%
Oracle Corp., 5.75%, 4/15/18	2.76%
Abbott Laboratories, 5.875%, 5/15/16	2.72%
Cisco Systems Inc., 5.5%, 2/22/16	2.67%
Wells Fargo & Co., 5.625%, 12/11/17	2.60%
Walgreen Co., 5.25%, 1/15/19	2.59%
American Express Co., 6.15%, 8/28/17	2.57%
Kraft Foods Inc., 5.375%, 2/10/20	2.57%
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	2.56%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/12
Consumer Discretionary	9.6%
Consumer Staples	18.2%
Energy	11.3%
Financials	26.8%
Health Care	5.3%
Industrials	2.7%
Information Technology	14.3%
Materials	7.4%
Utilities	2.2%
Cash & Other	2.2%

Madison Mosaic Income Trust | June 30, 2012

Government Fund • Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MORTGAGE BACKED SECURITIES - 13.3%
Fannie Mae - 3.8%
5.5%, 2/1/18 Pool # 555345	$ 13,678	$ 14,866
5%, 6/1/18 Pool # 555545	28,410	30,765
6.5%, 5/1/32 Pool # 636758	7,182	8,222
6.5%, 6/1/32 Pool # 254346	8,504	9,736
6%, 8/1/32 Pool # 254405	14,105	15,886
4.5%, 12/1/35 Pool # 745147	87,136	93,644
5.5%, 1/1/38 Pool # 953589	24,511	26,751
		199,870
Freddie Mac - 7.5%
5.5%, 8/1/17 Pool # E90778	10,782	11,696
4.5%, 11/1/23 Pool # G13342	25,020	26,633
3%, 12/1/26 Pool # J17506	95,682	100,284
3%, 1/1/27 Pool # G18420	95,667	100,268
6.5%, 6/1/32 Pool # C01364	8,199	9,341
4%, 10/1/40 Pool # A94362	138,703	147,422
		395,644
Ginnie Mae - 2.0%
7%, 9/20/27 Pool # 2483	5,518	6,581
6%, 2/15/38 Pool # 676516	24,038	27,018
4%, 4/15/39 Pool # 698089	64,161	70,310
		103,909
Total Mortgage Backed Securities (Cost $663,679)		699,423
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 83.8%
Fannie Mae - 24.3%
3.625%, 2/12/13	150,000	153,085
4.75%, 2/21/13	150,000	154,263
4.375%, 7/17/13	150,000	156,367
4.625%, 10/15/13	125,000	131,983
2.375%, 7/28/15	200,000	211,197
1.625%, 10/26/15	200,000	207,330
2.375%, 4/11/16	250,000	265,790
		1,280,015
	Par Value	Value (Note 1)
Federal Home Loan Bank - 15.4%
4%, 9/6/13	$150,000	$ 156,590
3.125%, 12/13/13	100,000	104,063
1.375%, 5/28/14	250,000	255,178
3.375%, 6/12/20	265,000	295,778
		811,609
Freddie Mac - 14.5%
4.5%, 7/15/13	150,000	156,656
2.875%, 2/9/15	125,000	132,790
2.5%, 5/27/16	350,000	373,746
1.25%, 5/12/17	100,000	101,441
		764,633
U.S. Treasury Bond - 3.8%
0.5%, 11/15/13	200,000	200,602
U.S. Treasury Note - 25.8%
4%, 11/15/12	150,000	152,150
0.625%, 1/31/13	150,000	150,404
4.25%, 8/15/14	100,000	108,242
3.125%, 10/31/16	600,000	663,422
4.5%, 5/15/17	90,000	106,186
3.75%, 11/15/18	150,000	175,724
		1,356,128
Total U.S. Government and Agency Obligations (Cost $4,270,166)		4,412,987
Repurchase Agreement - 2.5%
With U.S. Bank National Association issued 6/29/12 at 0.01%, due 7/2/12, collateralized by $134,108 in Fannie Mae Pool #555745 due 9/1/18. Proceeds at maturity are $131,478 (Cost $131,478)		131,478
TOTAL INVESTMENTS - 99.6% (Cost $5,065,323)		5,243,888
NET OTHER ASSETS AND LIABILITIES - 0.4%		20,923
TOTAL ASSETS - 100.0%		$ 5,264,811

See accompanying Notes to Financial Statements.

Madison Mosaic Income Trust | June 30, 2012

Core Bond Fund • Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 53.7%
Consumer Discretionary - 2.9%
Comcast Cable Communications Holdings Inc., 8.375%, 3/15/13	$ 27,000	$ 28,464
Comcast Corp., 5.3%, 1/15/14	100,000	106,438
McDonald’s Corp., 5.35%, 3/1/18	100,000	120,222
		255,124
Consumer Staples - 10.1%
Bottling Group LLC., 5.125%, 1/15/19	100,000	117,928
Costco Wholesale Corp., 5.5%, 3/15/17	100,000	119,438
CVS Caremark Corp., 5.75%, 6/1/17	100,000	118,227
Kellogg Co., 4.45%, 5/30/16	100,000	110,756
Kimberly-Clark Corp., 6.125%, 8/1/17	150,000	183,957
Sysco Corp., 5.25%, 2/12/18	100,000	119,508
Walgreen Co., 4.875%, 8/1/13	100,000	104,461
		874,275
Energy - 6.3%
BP Capital Markets PLC, 3.875%, 3/10/15	52,000	55,759
ConocoPhillips, 4.6%, 1/15/15	150,000	164,319
Devon Energy Corp., 6.3%, 1/15/19	125,000	153,571
Valero Energy Corp., 6.125%, 2/1/20	150,000	173,451
		547,100
Financials - 15.5%
Allstate Corp./The, 6.2%, 5/16/14	100,000	110,046
American Express Credit Corp., 5.875%, 5/2/13	150,000	156,285
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	150,000	159,993
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	100,000	110,091
General Electric Capital Corp., 4.8%, 5/1/13	100,000	103,398
Goldman Sachs Group Inc./The, 5.75%, 10/1/16	100,000	106,972
JPMorgan Chase & Co., 3.7%, 1/20/15	150,000	156,557
Markel Corp., 6.8%, 2/15/13	75,000	77,315
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	100,000	106,669
US Bancorp, 4.2%, 5/15/14	100,000	106,477
Wells Fargo & Co., 4.375%, 1/31/13	150,000	153,311
		1,347,114
Health Care - 5.8%
Abbott Laboratories, 5.6%, 11/30/17	100,000	121,049
Eli Lilly & Co., 4.2%, 3/6/14	100,000	106,107
Merck & Co. Inc., 4%, 6/30/15	150,000	163,768
Pfizer Inc., 5.35%, 3/15/15	100,000	111,878
		502,802
	Par Value	Value (Note 1)
Industrials - 2.7%
Danaher Corp., 3.9%, 6/23/21	$100,000	$ 111,612
United Parcel Service Inc., 5.5%, 1/15/18	100,000	120,283
		231,895
Information Technology - 8.3%
Cisco Systems Inc., 5.5%, 2/22/16	100,000	116,136
Google Inc., 3.625%, 5/19/21	100,000	110,959
Hewlett-Packard Co., 5.5%, 3/1/18	100,000	113,267
Oracle Corp., 4.95%, 4/15/13	100,000	103,569
Texas Instruments Inc., 2.375%, 5/16/16	150,000	157,879
Western Union Co./The, 5.93%, 10/1/16	100,000	116,131
		717,941
Materials - 1.2%
EI du Pont de Nemours & Co., 4.75%, 11/15/12	100,000	101,556
Utilities - 0.9%
Dominion Resources Inc., 5.7%, 9/17/12	75,000	75,771
Total Corporate Notes and Bonds (Cost $4,396,722)		4,653,578
MORTGAGE BACKED SECURITIES - 21.7%
Fannie Mae - 10.6%
5%, 2/1/19 Pool # 725341	23,515	25,464
6%, 3/1/21 Pool # 745406	34,435	37,887
5.5%, 3/1/21 Pool # 837199	41,529	45,421
6.5%, 5/1/32 Pool # 636758	9,576	10,962
4.5%, 12/1/35 Pool # 745147	87,136	93,644
5%, 2/1/36 Pool # 745275	88,955	96,534
5%, 3/1/36 Pool # 745355	118,832	128,956
5.5%, 5/1/36 Pool # 745516	38,732	42,490
6%, 12/1/36 Pool # 256514	48,013	52,918
6%, 12/1/36 Pool # 902070	44,947	49,539
6%, 12/1/36 Pool # 903002	45,629	50,290
5.5%, 1/1/37 Pool # 905805	82,781	90,452
5.5%, 1/1/38 Pool # 953589	24,511	26,751
6%, 1/1/38 Pool # 965649	26,691	29,418
5%, 4/1/38 Pool # 889260	132,135	143,063
		923,789
Freddie Mac - 8.1%
5%, 2/1/21 Pool # G11911	43,146	46,387
4.5%, 4/1/23 Pool # J07302	89,309	95,064
4.5%, 11/1/23 Pool # G13342	50,041	53,265
3%, 12/1/26 Pool # J17506	191,364	200,568
3%, 1/1/27 Pool # G18420	143,501	150,403
6%, 8/1/36 Pool # A51727	32,864	36,123
6.5%, 11/1/36 Pool # C02660	47,218	53,026
5%, 9/1/38 Pool # G04815	62,525	67,222
		702,058

See accompanying Notes to Financial Statements.

Madison Mosaic Income Trust | June 30, 2012

Core Bond Fund • Portfolio of Investments (concluded)

	Par Value	Value (Note 1)
MORTGAGE BACKED SECURITIES (continued)
Ginnie Mae - 3.0%
4%, 4/15/39 Pool # 698089	$240,603	$ 263,664
Total Mortgage Backed Securities (Cost $1,776,510)		1,889,511
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.5%
Freddie Mac - 3.4%
5%, 2/16/17	250,000	297,116
U.S. Treasury Bond - 8.6%
5.375%, 2/15/31	350,000	510,070
3.75%, 8/15/41	200,000	241,219
		751,289
U.S. Treasury Note - 10.5%
3.125%, 10/31/16	35,000	38,700
3.125%, 5/15/19	525,000	596,777
2.625%, 11/15/20	250,000	274,824
		910,301
Total U.S. Government and Agency Obligations (Cost $1,774,621)		1,958,707
		Value (Note 1)
Repurchase Agreement - 1.2%
With U.S. Bank National Association issued 6/29/12 at 0.01%, due 7/2/12, collateralized by $106,898 in Fannie Mae Pool #555745 due 9/1/18. Proceeds at maturity are $104,802 (Cost $104,802)		$ 104,802
TOTAL INVESTMENTS - 99.1% (Cost $8,052,655)		8,606,598
NET OTHER ASSETS AND LIABILITIES - 0.9%		79,940
TOTAL ASSETS - 100.0%		$ 8,686,538

LLC Limited Liability Company
PLC Public Limited Company

See accompanying Notes to Financial Statements.

Madison Mosaic Income Trust | June 30, 2012

Institutional Bond Fund • Portfolio of Investments (unaudited)
	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 49.5%
Consumer Discretionary - 1.0%
McDonald’s Corp., 5.35%, 3/1/18	$1,000,000	$ 1,202,217
Consumer Staples - 9.6%
Coca-Cola Co./The, 4.875%, 3/15/19	2,000,000	2,378,546
PepsiCo Inc., 4.65%, 2/15/13	1,500,000	1,538,763
Procter & Gamble Co./The, 4.7%, 2/15/19	1,500,000	1,781,790
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,195,079
Walgreen Co., 4.875%, 8/1/13	125,000	130,577
Walgreen Co., 5.25%, 1/15/19	1,500,000	1,708,731
Wal-Mart Stores Inc., 4.55%, 5/1/13	125,000	129,273
Wal-Mart Stores Inc., 4.5%, 7/1/15	2,000,000	2,218,184
		11,080,943
Energy - 1.9%
BP Capital Markets PLC, 3.875%, 3/10/15	518,000	555,447
ConocoPhillips, 4.6%, 1/15/15	1,500,000	1,643,183
		2,198,630
Financials - 16.3%
Allstate Corp./The, 6.2%, 5/16/14	2,000,000	2,200,920
American Express Co., 4.875%, 7/15/13	1,500,000	1,560,294
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	1,500,000	1,599,924
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	1,450,000	1,596,314
General Electric Capital Corp., 5.625%, 9/15/17	2,000,000	2,297,770
John Deere Capital Corp., 1.4%, 3/15/17	2,000,000	2,007,610
JPMorgan Chase & Co., 3.7%, 1/20/15	2,000,000	2,087,430
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	1,450,000	1,546,705
US Bancorp, 4.2%, 5/15/14	1,500,000	1,597,155
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,338,240
		18,832,362
Health Care - 4.4%
Abbott Laboratories, 5.6%, 11/30/17	2,000,000	2,420,988
Eli Lilly & Co., 4.2%, 3/6/14	450,000	477,480
Pfizer Inc., 5.35%, 3/15/15	2,000,000	2,237,562
		5,136,030
Industrials - 3.0%
Caterpillar Inc., 3.9%, 5/27/21	1,500,000	1,673,487
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,804,251
		3,477,738
Information Technology - 10.2%
Cisco Systems Inc., 5.5%, 2/22/16	2,000,000	2,322,722
Google Inc., 3.625%, 5/19/21	1,500,000	1,664,379
Intel Corp., 1.95%, 10/1/16	2,000,000	2,074,762
International Business Machines Corp., 4.75%, 11/29/12	1,000,000	1,018,587
	Par Value	Value (Note 1)
Microsoft Corp., 3%, 10/1/20	$1,500,000	$ 1,633,029
Oracle Corp., 4.95%, 4/15/13	1,000,000	1,035,685
Texas Instruments Inc., 2.375%, 5/16/16	2,000,000	2,105,054
		11,854,218
Materials - 1.4%
EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,500,000	1,596,487
Telecommunication Services - 1.7%
AT&T Inc., 1.6%, 2/15/17	2,000,000	2,004,778
Total Corporate Notes and Bonds (Cost $55,525,743)		57,383,403
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 43.9%
Fannie Mae - 6.4%
4.625%, 10/15/14	3,250,000	3,563,554
1.375%, 11/15/16	3,750,000	3,842,216
		7,405,770
Federal Home Loan Bank - 1.8%
3.625%, 5/29/13	2,000,000	2,061,480
Freddie Mac - 11.1%
5.125%, 7/15/12	2,250,000	2,253,103
4.5%, 7/15/13	2,250,000	2,349,844
2.875%, 2/9/15	4,000,000	4,249,276
2.5%, 5/27/16	3,750,000	4,004,423
		12,856,646
U.S. Treasury Note - 24.6%
4%, 11/15/12	2,000,000	2,028,672
1.375%, 1/15/13	5,000,000	5,032,620
0.75%, 9/15/13	4,000,000	4,023,284
2%, 11/30/13	5,000,000	5,120,900
4.25%, 8/15/14	5,000,000	5,412,110
3%, 2/28/17	4,000,000	4,421,564
2.625%, 11/15/20	2,250,000	2,473,418
		28,512,568
Total U.S. Government and Agency Obligations (Cost $50,040,097)		50,836,464
Repurchase Agreement - 5.7%
With U.S. Bank National Association issued 6/29/12 at 0.01%, due 7/2/12, collateralized by $6,671,876 in Fannie Mae Pool #555745 due 9/1/18. Proceeds at maturity are $6,541,048 (Cost $6,541,042)		6,541,042
TOTAL INVESTMENTS - 99.1% (Cost $112,106,882)		114,760,909
NET OTHER ASSETS AND LIABILITIES - 0.9%		1,062,139
TOTAL ASSETS - 100.0%		$115,823,048

PLC   Public Limited Company

See accompanying Notes to Financial Statements.

Madison Mosaic Income Trust | June 30, 2012

Investment Grade Corporate Bond Fund • Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 97.8%
Consumer Discretionary - 9.6%
Comcast Corp., 6.45%, 3/15/37	$420,000	$ 512,481
DIRECTV Holdings LLC./DIRECTV Financing Co. Inc., 5%, 3/1/21	400,000	440,217
McDonald’s Corp., 5.8%, 10/15/17	20,000	24,318
Target Corp., 5.875%, 7/15/16	20,000	23,756
Target Corp., 5.375%, 5/1/17	400,000	472,327
Time Warner Inc., 6.25%, 3/29/41	250,000	291,739
		1,764,839
Consumer Staples - 18.2%
Coca-Cola Refreshments USA Inc., 7.375%, 3/3/14	10,000	11,079
CVS Caremark Corp., 5.75%, 6/1/17	400,000	472,910
General Mills Inc., 5.65%, 2/15/19	380,000	459,334
Kellogg Co., 1.875%, 11/17/16	400,000	405,533
Kimberly-Clark Corp., 6.125%, 8/1/17	10,000	12,264
Kraft Foods Inc., 6.5%, 8/11/17	20,000	24,293
Kraft Foods Inc., 5.375%, 2/10/20	400,000	474,097
PepsiCo Inc., 5.5%, 1/15/40	275,000	347,116
Sysco Corp., 0.55%, 6/12/15	200,000	198,788
Sysco Corp., 5.25%, 2/12/18	25,000	29,877
Walgreen Co., 5.25%, 1/15/19	420,000	478,445
Wal-Mart Stores Inc., 3.25%, 10/25/20	420,000	451,482
		3,365,217
Energy - 11.3%
BP Capital Markets PLC, 3.875%, 3/10/15	13,000	13,940
ConocoPhillips, 4.6%, 1/15/15	420,000	460,091
Devon Energy Corp., 5.625%, 1/15/14	15,000	16,049
Devon Energy Corp., 5.6%, 7/15/41	400,000	465,873
Marathon Oil Corp., 6%, 10/1/17	400,000	471,642
Occidental Petroleum Corp., 1.5%, 2/15/18	200,000	200,889
Valero Energy Corp., 6.625%, 6/15/37	410,000	461,206
		2,089,689
Financials - 26.8%
Allstate Corp./The, 5%, 8/15/14	400,000	432,978
American Express Co., 4.875%, 7/15/13	25,000	26,005
American Express Co., 6.15%, 8/28/17	400,000	474,424
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	425,000	453,312
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	20,000	22,018
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	400,000	473,008
General Electric Capital Corp., 6.75%, 3/15/32	425,000	527,780
	Par Value	Value (Note 1)
Goldman Sachs Group Inc./The, 5.125%, 1/15/15	$ 20,000	$ 20,893
Goldman Sachs Group Inc./The, 3.625%, 2/7/16	250,000	250,236
JPMorgan Chase & Co., 4.75%, 3/1/15	20,000	21,426
JPMorgan Chase & Co., 4.25%, 10/15/20	400,000	420,940
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	425,000	453,345
Simon Property Group LP, 4.125%, 12/1/21	400,000	426,988
US Bancorp, 4.2%, 5/15/14	25,000	26,619
US Bancorp, 2.2%, 11/15/16	400,000	412,963
Wells Fargo & Co., 5.625%, 12/11/17	410,000	479,339
Wells Fargo & Co., 4.6%, 4/1/21	15,000	16,765
		4,939,039
Health Care - 5.3%
Abbott Laboratories, 5.875%, 5/15/16	425,000	501,574
Merck & Co. Inc., 3.875%, 1/15/21	400,000	450,675
Pfizer Inc., 5.35%, 3/15/15	25,000	27,970
		980,219
Industrials - 2.7%
Caterpillar Inc., 5.2%, 5/27/41	20,000	24,355
CSX Corp., 6.15%, 5/1/37	20,000	24,620
Norfolk Southern Corp., 3.25%, 12/1/21	400,000	414,287
United Parcel Service Inc., 5.5%, 1/15/18	20,000	24,057
		487,318
Information Technology - 14.3%
Cisco Systems Inc., 5.5%, 2/22/16	425,000	493,578
Hewlett-Packard Co., 4.75%, 6/2/14	400,000	423,109
Hewlett-Packard Co., 3.75%, 12/1/20	25,000	24,973
Intel Corp., 1.95%, 10/1/16	300,000	311,214
Intel Corp., 3.3%, 10/1/21	20,000	21,423
International Business Machines Corp., 4.75%, 11/29/12	20,000	20,372
International Business Machines Corp., 1.95%, 7/22/16	400,000	411,880
Oracle Corp., 5.75%, 4/15/18	420,000	510,226
Texas Instruments Inc., 1.375%, 5/15/14	400,000	404,604
Western Union Co./The, 5.93%, 10/1/16	20,000	23,226
		2,644,605
Materials - 7.4%
Alcoa Inc., 5.95%, 2/1/37	250,000	241,787
ArcelorMittal, 6.25%, 2/25/22	250,000	245,289
Dow Chemical Co./The, 4.125%, 11/15/21	400,000	429,860
EI du Pont de Nemours & Co., 4.75%, 11/15/12	25,000	25,389
EI du Pont de Nemours & Co., 3.25%, 1/15/15	400,000	425,730
		1,368,054

See accompanying Notes to Financial Statements.

Madison Mosaic Income Trust | June 30, 2012

Investment Grade Corporate Bond Fund • Portfolio of Investments (concluded)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS (continued)
Utilities - 2.2%
Dominion Resources Inc., 5.7%, 9/17/12	$410,000	$ 414,215
Total Corporate Notes and Bonds (Cost $17,589,751)		18,053,195
Repurchase Agreement - 1.1%
With U.S. Bank National Association issued 6/29/12 at 0.01%, due 7/2/12, collateralized by $204,409 in Fannie Mae Pool #555745 due 9/1/18. Proceeds at maturity are $200,401 (Cost $200,401)		200,401
TOTAL INVESTMENTS - 98.9% (Cost $17,790,152)		18,253,596
NET OTHER ASSETS AND LIABILITIES - 1.1%		205,351
TOTAL ASSETS - 100.0%		$ 18,458,947

LLC Limited Liability Company
PLC Public Limited Company

See accompanying Notes to Financial Statements.

Madison Mosaic Income Trust | June 30, 2012

Statements of Assets and Liabilities | For the six-months ended June 30, 2012 (unaudited)

	Government Fund	Core Bond Fund	Institutional Bond Fund	Investment Grade Corporate Bond Fund
ASSETS
Investments, at value (Notes 1 and 2)
Investment securities	$ 5,112,410	$ 8,501,796	$108,219,867	$ 18,053,195
Repurchase agreements	131,478	104,802	6,541,042	200,401
Total investments*	5,243,888	8,606,598	114,760,909	18,253,596
Receivables
Interest	30,743	88,255	1,045,106	200,397
Capital shares sold	198	1,076	369,630	48,722
Total assets	5,274,829	8,695,929	116,175,645	18,502,715

LIABILITIES
Payables
Dividends	186	1,102	239,392	30,808
Capital shares redeemed	5,688	1,995	61,307	–
Management fees	1,724	2,897	28,101	6,006
Service fees	1,199	2,147	17,797	4,454
Auditor fees	1,000	1,000	4,000	2,000
Independent trustee fees	250	250	2,000	500
Waived fees	(29)	–	–	–
Total liabilities	10,018	9,391	352,597	43,768

NET ASSETS	$ 5,264,811	$ 8,686,538	$115,823,048	$ 18,458,947

Net assets consists of:
Paid in capital	$5,070,461	$8,111,555	$112,868,592	$17,995,372
Accumulated net realized gains	15,785	21,040	300,429	131
Net unrealized appreciation on investments	178,565	553,943	2,654,027	463,444
Net Assets	$ 5,264,811	$ 8,686,538	$115,823,048	$ 18,458,947

CLASS Y SHARES:
Net Assets	$ 5,264,811	$ 8,676,387	$115,823,048	$ 18,458,947
Shares of beneficial interest outstanding	485,937	1,208,928	10,335,074	1,615,232
Net Asset Value and redemption price per share	$10.83	$7.18	$11.21	$11.43

CLASS R6 SHARES:1
Net Assets		$ 10,151
Shares of beneficial interest outstanding		1,414
Net Asset Value and redemption price per share		$7.18

*INVESTMENT SECURITIES, AT COST	$ 5,065,323	$ 8,052,655	$112,106,882	$ 17,790,152

1	Class R6 shares are not available for the Government, Institutional Bond and Investment Grade Corporate Bond Funds.

See accompanying Notes to Financial Statements.

Madison Mosaic Income Trust | June 30, 2012

Statements of Operations | For the six-months ended June 30, 2012 (unaudited)

	Government Fund	Core Bond Fund	Institutional Bond Fund	Investment Grade Corporate Bond Fund
INVESTMENT INCOME (Note 1)
Interest income	$56,188	$148,462	$ 896,050	$250,384
Other income	–	–	–	109
Total investment income	56,188	148,462	896,050	250,493

EXPENSES (Notes 3 and 4)
Investment advisory fees	10,463	17,836	160,551	35,942
Other expenses:
Service agreement fees	5,816	11,844	93,683	23,906
Auditor fees	1,000	1,000	4,000	2,000
Independent trustee fees	500	500	4,000	1,000
Waived fees	(29)	–	–	–
Total other expenses	7,287	13,344	101,683	26,906
Total expenses	17,750	31,180	262,234	62,848

NET INVESTMENT INCOME	38,438	117,282	633,816	187,645

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	13,442	49,522	353,305	131
Change in net unrealized appreciation (depreciation) of investments	(4,611)	14,115	153,573	248,762

NET GAIN ON INVESTMENTS	8,831	63,637	506,878	248,893

TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,269	$180,919	$1,140,694	$436,538

See accompanying Notes to Financial Statements.

Madison Mosaic Income Trust | June 30, 2012

Statements of Changes in Net Assets | For the period indicated

	Government Fund		Core Bond Fund
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2012	2011	2012	2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 38,438	$ 93,158	$ 117,282	$ 248,028
Net realized gain on investments	13,442	47,196	49,522	12,197
Net unrealized appreciation (depreciation) on investments	(4,611)	44,311	14,115	261,165
Net increase in net assets resulting from operations	47,269	184,665	180,919	521,390
DISTRIBUTION TO SHAREHOLDERS
From net investment income
Class Y	(38,438)	(93,158)	(117,185)	(248,028)
Class R6	–	–	(97)	–
From net capital gains
Class Y	–	(44,407)	–	–
Class R6	–	–	–	–
Total distributions	(38,438)	(137,565)	(117,282)	(248,028)
CAPITAL SHARE TRANSACTIONS (Note 7)	(72,384)	233,715	(222,647)	(523,472)
NET INCREASE (DECREASE) IN NET ASSETS	(63,553)	280,815	(159,010)	(250,110)
NET ASSETS
Beginning of period	$5,328,364	$5,047,549	$8,845,548	$9,095,658
End of period	$5,264,811	$5,328,364	$8,686,538	$8,845,548

	Institutional Bond Fund		Investment Grade Corporate Bond Fund
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2012	2011	2012	2011
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 633,816	$ 1,034,945	$ 187,645	$ 68,187
Net realized gain (loss) on investments	353,305	(52,876)	131	20,796
Net unrealized appreciation on investments	153,573	1,255,427	248,762	147,554
Net increase in net assets resulting from operations	1,140,694	2,237,496	436,538	236,537
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class Y	(633,816)	(1,034,945)	(187,645)	(68,187)
From net capital gains
Class Y	–	(59,296)	–	(23,110)
Total distributions	(633,816)	(1,094,241)	(187,645)	(91,297)
CAPITAL SHARE TRANSACTIONS (Note 7)	10,467,534	51,317,599	659,600	16,336,110
NET INCREASE IN NET ASSETS	10,974,412	52,460,854	908,493	16,481,350
NET ASSETS
Beginning of period	$104,848,636	$ 52,387,782	$17,550,454	$ 1,069,104
End of period	$115,823,048	$104,848,636	$18,458,947	$17,550,454

See accompanying Notes to Financial Statements.

Madison Mosaic Income Trust | June 30, 2012

Financial Highlights | Selected data for a share outstanding for the periods indicated

GOVERNMENT FUND
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2012	2011	2010	2009	2008	2007
CLASS Y
Net asset value, beginning of period	$10.82	$10.72	$10.63	$10.81	$10.30	$9.94
Investment operations:
Net investment income1	0.08	0.20	0.26	0.27	0.32	0.33
Net realized and unrealized gain (loss) on investments	0.01	0.19	0.10	(0.15)	0.51	0.36
Total from investment operations	0.09	0.39	0.36	0.12	0.83	0.69
Less distributions:
From net investment income	(0.08)	(0.20)	(0.26)	(0.27)	(0.32)	(0.33)
From net capital gains	–	(0.09)	(0.01)	(0.03)	–	–
Total distribution	(0.08)	(0.29)	(0.27)	(0.30)	(0.32)	(0.33)
Net asset value, end of period	$10.83	$10.82	$10.72	$10.63	$10.81	$10.30
Total return (%)	0.83	3.65	3.40	1.19	8.17	7.10
Ratios and supplemental data
Net assets, end of period (in thousands)	$5,265	$5,328	$5,048	$4,300	$5,071	$2,986
Ratio of expenses to average net assets before fee waiver (%)	0.682	0.69	0.68	0.69	0.78	1.15
Ratio of expenses to average net assets after fee waiver (%)	0.682	N/A	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets before fee waiver (%)	1.472	1.81	2.39	2.55	3.00	3.30
Ratio of net investment income to average net assets after fee waiver (%)	1.472	N/A	N/A	N/A	N/A	N/A
Portfolio turnover3 (%)	17	45	20	38	67	18

CORE BOND FUND
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2012	2011	2010	2009	2008	2007
CLASS Y
Net asset value, beginning of period	$7.13	$6.89	$6.76	$6.74	$6.58	$6.44
Investment operations:
Net investment income1	0.09	0.21	0.21	0.21	0.27	0.26
Net realized and unrealized gain (loss) on investments	0.05	0.24	0.13	0.02	0.16	0.14
Total from investment operations	0.14	0.45	0.34	0.23	0.43	0.40
Less distributions from net investment income	(0.09)	(0.21)	(0.21)	(0.21)	(0.27)	(0.26)
Net asset value, end of period	$7.18	$7.13	$6.89	$6.76	$6.74	$6.58
Total return (%)	2.03	6.60	5.11	3.43	6.80	6.41
Ratios and supplemental data
Net assets, end of period (in thousands)	$8,676	$8,846	$9,096	$12,501	$5,188	$4,523
Ratio of expenses to average net assets (%)	0.702	0.70	0.70	0.70	0.80	1.12
Ratio of net investment income to average net assets (%)	2.622	2.94	3.04	3.13	4.18	4.05
Portfolio turnover3 (%)	11	21	32	16	36	41

1	Based on average daily shares outstanding during the year.
2	Annualized.
3	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Mosaic Income Trust | June 30, 2012

Financial Highlights | Selected data for a share outstanding for the periods indicated (continued)

CORE BOND FUND (continued)
(unaudited) Period Ended June 30,
2012
CLASS R61
Net asset value, beginning of period	$7.13
Investment operations:
Net investment income2	0.07
Net realized and unrealized gain (loss) on investments	0.05
Total from investment operations	0.12
Less distributions from net investment income	(0.07)
Net asset value, end of period	$7.18
Total return (%)	1.54
Ratios and supplemental data
Net assets, end of period (in thousands)	$10
Ratio of expenses to average net assets (%)	0.423
Ratio of net investment income to average net assets (%)	2.893
Portfolio turnover4 (%)	11

INSTITUTIONAL BOND FUND
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2012	2011	2010	2009	2008	2007
CLASS Y
Net asset value, beginning of period	$11.15	$10.94	$10.68	$10.47	$10.41	$10.08
Investment operations:
Net investment income2	0.06	0.16	0.19	0.20	0.48	0.44
Net realized and unrealized gain (loss) on investments	0.06	0.22	0.27	0.21	0.16	0.33
Total from investment operations	0.12	0.38	0.46	0.41	0.64	0.77
Less distributions:
From net investment income	(0.06)	(0.16)	(0.19)	(0.20)	(0.48)	(0.44)
From net capital gains	–	(0.01)	(0.01)	–	(0.10)	–
Total distributions	(0.06)	(0.17)	(0.20)	(0.20)	(0.58)	(0.44)
Net asset value, end of period	$11.21	$11.15	$10.94	$10.68	$10.47	$10.41
Total return (%)	1.11	3.53	4.35	3.99	6.30	7.77
Ratios and supplemental data
Net assets, end of period (in thousands)	$115,823	$104,849	$52,388	$26,382	$2,155	$6,413
Ratio of expenses to average net assets (%)	0.493	0.49	0.49	0.49	0.56	0.47
Ratio of net investment income to average net assets (%)	1.183	1.48	1.76	2.21	3.70	4.21
Portfolio turnover4 (%)	21	9	21	11	73	42

1	Share class launched on February 29, 2012.
2	Based on average daily shares outstanding during the year.
3	Annualized.
4	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or six-month period.

See accompanying Notes to Financial Statements.

Madison Mosaic Income Trust | June 30, 2012

Financial Highlights | Selected data for a share outstanding for the periods indicated (concluded)

INVESTMENT GRADE CORPORATE BOND FUND
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2012	2011	2010	2009	2008	20071
CLASS Y
Net asset value, beginning of period	$11.27	$10.81	$10.68	$10.16	$10.26	$10.00
Investment operations:
Net investment income2	0.12	0.22	0.48	0.53	0.52	0.27
Net realized and unrealized gain (loss) on investments	0.16	0.61	0.13	0.52	(0.09)	0.26
Total from investment operations	0.28	0.83	0.61	1.05	0.43	0.53
Less distributions:
From net investment income	(0.12)	(0.36)	(0.48)	(0.53)	(0.52)	(0.27)
From net capital gains	–	(0.01)	–	–	(0.01)	–
Total distributions	(0.12)	(0.37)	(0.48)	(0.53)	(0.53)	(0.27)
Net asset value, end of period	$11.43	$11.27	$10.81	$10.68	$10.16	$10.26
Total return (%)	2.47	7.83	5.81	10.58	4.29	5.37
Ratios and supplemental data
Net assets, end of period (in thousands)	$18,459	$17,550	$1,069	$987	$948	$637
Ratio of expenses to average net assets (%)	0.693	0.69	0.06	–	–	–
Ratio of net investment income to average net assets (%)	2.073	1.98	4.44	5.05	5.21	5.29
Portfolio turnover4 (%)	0	10	14	18	5	3

1	For the period July 1, 2007 (commencement of operations) through December 31, 2007
2	Based on average daily shares outstanding during the year.
3	Annualized.
4	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Mosaic Income Trust | June 30, 2012

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains four separate funds: Madison Mosaic Government Fund, Madison Mosaic Core Bond Fund, Madison Mosaic Institutional Bond Fund and the Madison Mosaic Investment Grade Corporate Bond Fund (each a "Fund" and collectively, the "Funds"). Each Fund offers Y Class shares and is a diversified mutual fund with its objectives and strategies detailed in its prospectus.

Effective February 29, 2012, the Trust launched an additional share class for the Core Bond Fund. The Class, named R6 shares, are only available to participating retirement plans, corporations and other institutions, such as trusts, endowments and foundations.

Portfolio Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Each Fund has adopted the Financial Accounting Standards Board ("FASB") applicable guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –unadjusted quoted prices in active markets for identical investments

Level 2 –  other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Funds’ investments carried at fair value:

Madison Mosaic Income Trust | June 30, 2012

Notes to Financial Statements (continued)

Fund	Level 1	Level 2	Level 3	Value at 6/30/12
Government
Mortgage Backed Securities	$ –	$ 699,423	$ –	$ 699,423
U.S. Government and Agency Obligations	–	4,412,987	–	4,412,987
Repurchase Agreement	–	131,478	–	131,478
Total	$ –	$ 5,243,888	$ –	$ 5,243,888
Core Bond
Corporate Notes and Bonds	$ –	$ 4,653,578	$ –	$ 4,653,578
Mortgage Backed Securities	–	1,889,511	–	1,889,511
U.S. Government and Agency Obligations	–	1,958,707	–	1,958,707
Repurchase Agreement	–	104,802	–	104,802
Total	$ –	$ 8,606,598	$ –	$ 8,606,598
Institutional Bond
Corporate Notes and Bonds	$ –	$ 57,383,403	$ –	$ 57,383,403
U.S. Government and Agency Obligations	–	50,836,464	–	50,836,464
Repurchase Agreement	–	6,541,042	–	6,541,042
Total	$ –	$114,760,909	$ –	$114,760,909
Investment Grade Corporate Bond Fund
Corporate Notes and Bonds	$ –	$ 18,053,195	$ –	$ 18,053,195
Repurchase Agreement	–	200,401	–	200,401
Total	$ –	$ 18,253,596	$ –	$ 18,253,596

Please see the Portfolio of Investments for each Fund for a listing of all securities within each caption.

There were no transfers between classification levels during the period ended June 30, 2012. As of and during the six-months ended June 30, 2012, none of the Funds held securities deemed as a Level 3.

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of these FASB and IASB pronouncements was to converge guidance on fair value measurements and disclosures. The effective date of ASU 2011-04 is for Interim and annual periods beginning after December 15, 2011. The Funds’ have adopted the disclosures required by this update.

In December 2011, the IASB and the FASB issued ASU 2011-11 "Disclosures about Offsetting Assets And Liabilities."  These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also intend to improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Madison Mosaic Income Trust | June 30, 2012

Notes to Financial Statements (continued)

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method. Other income is accrued as earned.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net invest-ment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at year-end.

The tax character of distributions paid during 2011 and 2010 was as follows:

	2011	2010
Government Fund:
Distributions paid from:
Ordinary income	$106,536	$121,062
Long-term capital gains	31,029	1,819
Core Bond Fund:
Distributions paid from ordinary income	$248,028	$357,455
Institutional Bond Fund:
Distributions paid from:
Ordinary income	$1,073,254	$1,028,225
Long-term capital gains	20,987	11,212
Investment Grade Corporate Bond Fund:
Distributions paid from:
Ordinary income	$69,098	$46,400
Long-term capital gains	$22,199	–

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

Government Fund:
Accumulated net realized gains	$ 15,785
Net unrealized appreciation on investments	178,565
$194,350
Core Bond Fund:
Accumulated net realized gains	$ 21,040
Net unrealized appreciation on investments	553,943
$574,983
Institutional Bond Fund:
Accumulated net realized gains	$ 300,429
Net unrealized appreciation on investments	2,654,027
$2,954,456
Investment Grade Corporate Bond Fund:
Accumulated net realized gains	$ 131
Net unrealized appreciation on investments	463,444
$463,575

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for federal income taxes since it is the intention of the Trust to comply with the provisions of Subchapter M of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all federal income taxes.

As of and during the six-months ended June 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Tax years open to examination by tax authorities under the statute of limitations include 2008 through 2011.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Modernization Act") modernizes several of the federal income and excise tax provisions related to RICs. The Modernization Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act allows capital losses to be carried forward indefinitely, and retain the character of the original loss, exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

As of December 31, 2011, the Core Bond Fund and Institutional Bond Fund had available for federal income tax purposes the following unused capital loss carryovers:

Fund	Short-Term Losses	Long-Term Losses	Expire
Core Bond	$17,156	–	December 31, 2014
	10,131	–	December 31, 2017
Institutional Bond	–	$52,876	Do not expire.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally

Madison Mosaic Income Trust | June 30, 2012

Notes to Financial Statements (continued)

insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Funds purchase securities under agreements to resell, the securities are held for safekeeping by the custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Funds’ custodian bank. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies having Advisory and Services Agreements with the same investment adviser, transfer uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of June 30, 2012, the Government Fund had a 0.5% interest, the Core Bond Fund had a 0.4% interest, the Institutional Bond Fund had a 23.8% interest and the Investment Grade Corporate Bond Fund had a 0.7% interest in the consolidated repurchase agreement of $27,538,828 collateralized by $28,089,660 in Fannie Mae Mortgaged Backed Security Notes. Proceeds at maturity were $27,538,851.

In April 2011, FASB issued ASU No. 2011-03 "Reconsideration of Effective Control of Repurchase Agreements." ASU 2011-03 is an amendment to Topic 860 "Transfers and Servicing." These amendments simplify the accounting for repurchase agreements by eliminating the requirement that the transferor demonstrate it has adequate collateral to fund substantially all the cost of purchasing replacement assets. As a result, more arrangements could be accounted for as secured borrowings rather than sales. The guidance applies to public and nonpublic companies and is effective for interim and annual reporting periods beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Investment Adviser has determined that the updated Standards have no material impact on the Funds’ financial statements.

3. Investment Advisory Fees. The investment adviser to the Funds, Madison Investment Advisors, LLC (the "Adviser"), earned an advisory fee equal to 0.40% per annum of the average net assets of the Government Fund, Core Bond Fund and Investment Grade Corporate Bond Fund and 0.30% per annum for the Institutional Bond Fund. Effective June 29, 2012, 0.10% of this fee for the Government Fund is waived through June 30, 2013.

4. Other Expenses. Under a separate Services Agreement, the Adviser will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. Through June 28, 2012, this fee for Class Y shares was 0.28% for the Government Fund, 0.30% for the Core Bond Fund, 0.19% for the Institutional Bond Fund and 0.30% for the Investment Grade Corporate Bond Fund. Effective June 29, 2012, these fees were reduced to 0.25% for the Government Fund, 0.25% for the Core Bond Fund and 0.25% for the Investment Grade Corporate Bond Fund. The Institutional Bond Fund’s fee remained the same at 0.19%. The Class R6 shares fees for the Core Bond Fund was 0.02% from inception of those shares through period ended June 30, 2012. The Independent Trustees fees and the expenses of the Funds’ independent registered public accountants are paid out of these fees. These fees are accrued daily and paid monthly.

5. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the year ended June 30, 2012 were as follows:

Madison Mosaic Income Trust | June 30, 2012

Notes to Financial Statements (continued)

	Purchases	Sales
Government Fund:
U.S. Gov’t securities	$889,513	$903,715
Other	–	–
Core Bond Fund:
U.S. Gov’t securities	$679,961	$908,364
Other	293,803	101,352
Institutional Fund:
U.S. Gov’t securities	$16,881,921	$15,060,181
Other	11,601,100	5,042,455
Investment Grade Corporate Bond Fund:
U.S. Gov’t securities	$ –	$ –
Other	897,836	40,000

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost of securities for federal income tax purposes and the net unrealized appreciation (depreciation) were as follows as of
June 30, 2012:
	Government Fund	Core Bond Fund

Aggregate Cost	$5,065,323	$8,052,655
Gross unrealized appreciation	178,669	554,371
Gross unrealized depreciation	(104)	(428)
Net unrealized appreciation	$ 178,565	$ 553,943

	Institutional Bond Fund	Investment Grade Corporate Bond Fund
Aggregate Cost	$112,106,882	$17,790,152
Gross unrealized appreciation	2,655,847	489,519
Gross unrealized depreciation	(1,820)	(26,075)
Net unrealized appreciation	$2,654,027	$ 463,444

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
Government Fund	2012	2011
Class Y Shares
In Dollars
Shares sold	$ 853,551	$2,517,691
Issued to sharesholder in reinvestment of distributions	37,274	133,374
Total shares issued	890,825	2,651,065
Shares redeemed	(963,209)	(2,417,350)
Net increase (decrease) from capital stock transactions	$ (72,384)	$ 233,715
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
Government Fund (cont.)	2012	2011
In Shares
Shares sold	78,870	232,868
Issued to sharesholder in reinvestment of distributions	3,441	12,353
Total shares issued	82,311	245,221
Shares redeemed	(89,030)	(223,560)
Net increase (decrease)	(6,719)	21,661

Core Bond Fund
In Dollars
Class Y Shares
Shares sold	$ 901,423	$4,242,785
Issued to sharesholder in reinvestment of distributions	110,601	234,357
Total shares issued	1,012,024	4,477,142
Shares redeemed	(1,244,768)	(5,000,614)
Net decrease from capital stock transactions	$ (232,744)	$ (523,472)
Class R6 Shares
Shares sold	$ 10,000
Issued to sharesholder in reinvestment of distributions	97
Total shares issued	10,097
Shares redeemed	–
Net increase from capital stock transactions	$ 10,097

In Shares
Class Y Shares
Shares sold	126,334	597,936
Issued to sharesholder in reinvestment of distributions	15,463	33,507
Total shares issued	141,797	631,443
Shares redeemed	(174,314)	(710,106)
Net decrease	(32,517)	(78,663)
Class R6 Shares
Shares sold	1,401
Issued to sharesholder in reinvestment of distributions	13
Total shares issued	1,414
Shares redeemed	-
Net increase	1,414

Madison Mosaic Income Trust | June 30, 2012

Notes to Financial Statements (concluded)

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
Institutional Bond Fund	2012	2011
Class Y Shares
In Dollars
Shares sold	$19,794,359	$57,622,379
Issued to sharesholder in reinvestment of distributions	148,223	187,051
Total shares issued	19,942,582	57,809,430
Shares redeemed	(9,475,048)	(6,491,831)
Net increase from capital stock transactions	$10,467,534	$51,317,599
In Shares
Shares sold	1,766,081	5,181,136
Issued to sharesholder in reinvestment of distributions	13,253	16,928
Total shares issued	1,779,334	5,198,064
Shares redeemed	(846,610)	(585,419)
Net increase	932,724	4,612,645

Investment Grade Corporate Bond Fund

Class Y Shares
In Dollars
Shares sold	$ 649,586	$17,067,503
Issued to sharesholder in reinvestment of distributions	10,014	33,583
Total shares issued	659,600	17,101,086
Shares redeemed	-	(764,976)
Net increase from capital stock transactions	$ 659,600	$16,336,110
In Shares
Shares sold	57,007	1,525,450
Issued to sharesholder in reinvestment of distributions	878	3,068
Total shares issued	57,885	1,528,518
Shares redeemed	-	(70,047)
Net increase	57,885	1,458,471

8. Line of Credit. The Government Fund, Core Bond Fund and Institutional Bond Fund have lines of credit with U.S. Bank, N.A. of $500,000, $1 million and $5 million, respectively. Each line is a revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 1/2%. During the six-months ended June 30, 2012, none of the Funds drew on their credit facility.

9. Discussion of Risks. Please see the most current version of each Fund’s prospectus for a discussion of risks associated with investing in the Funds. While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times they’ve produced surprises for even the savviest investors. Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets. When calamity strikes, the word "security" itself seems a misnomer. Although the Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there are additional risks that we did not contemplate for any number of reasons. We seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, in a worst-case scenario produce the material loss of the value of some or all of the securities we manage for you in the Funds.

10. Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds’ financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to, or disclosure in the financial statements.

Madison Mosaic Income Trust | June 30, 2012

Other Information

Fund Expenses

Example: As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including Investment advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. See Notes 3 and 4 above for an explanation of the types of costs charged by the Funds. This Example is based on an investment of $1,000 invested on January 1, 2012 and held for the six-months ended June 30, 2012.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return1
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period2
Government Fund, Class Y	$1,000.00	$1,008.27	0.68%	$3.39
Core Bond Fund, Class Y	$1,000.00	$1,020.34	0.70%	$3.49
Core Bond Fund, Class R6	$1,000.00	$1,015.35	0.42%	$2.09
Institutional Bond Fund, Class Y	$1,000.00	$1,011.11	0.49%	$2.44
Investment Grade Corporate Bond Fund, Class Y	$1,000.00	$1,024.70	0.69%	$3.51
1For the six-months ended June 30, 2012 except for Core Bond R6 shares which was launched on February 29, 2012.
2Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Hypothetical Example for Comparison Purposes
The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in a Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the applicable Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return1
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period2
Government Fund, Class Y	$1,000.00	$1,025.12	0.68%	$3.42
Core Bond Fund, Class Y	$1,000.00	$1,025.12	0.70%	$3.50
Core Bond Fund, Class R6	$1,000.00	$1,025.12	0.42%	$2.10
Institutional Bond Fund, Class Y	$1,000.00	$1,025.12	0.49%	$2.45
Investment Grade Corporate Bond Fund, Class Y	$1,000.00	$1,025.12	0.69%	$3.48
1For the six-months ended June 30, 2012 except for Core Bond R6 shares which was launched on February 29, 2012.
2Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Madison Mosaic Income Trust | June 30, 2012

Other Information (concluded)

Forward-Looking Statement Disclosure. One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as estimate, may, will, expect, believe, plan and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust’s portfolios. These policies are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust’s proxy voting policies may also be obtained by visiting the Securities and Exchange Commission ("SEC") web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-1520. Form N-Q and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102. Finally, you may call Madison Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

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The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Dividend Income Fund
Mid-Cap Fund
Small/Mid-Cap Fund
Disciplined Equity Fund

Madison Mosaic Income Trust
Government Fund
Intermediate Income Fund
Institutional Bond Fund
Investment Grade Corporate Bond Fund

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT

Madison Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Shareholder Service

Toll-free nationwide: 888-670-3600
550 Science Drive
Madison, Wisconsin 53711

Madison Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-03616

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders (Item 1) above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No changes.  The Trust does not normally hold shareholder meetings.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2 (no change from the previously filed Code).

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, Chief Compliance Officer
Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer
Date: August 24, 2012

By:  (signature)

Greg Hoppe, Principal Financial Officer
Date: August 24, 2012